Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2012	Aug. 15, 2012	Dec. 31, 2013	Dec. 31, 2011
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 18,520	$ 11,677	$ 17,417	$ 25,020	$ 60,044	$ 9,280
Operating activities:
Net income	18,372	11,659	17,440	25,020	59,770	9,280
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of intangible assets	2,536	0			3,687
Amortization of deferred charges into interest expense	138	75
Management Fee Expense	492	263	1,028
Accretion of asset retirement obligation	57	57	102	16	228	28
Loss on replacement of equipment	0	191
Unit based compensation to independent directors	83	100
Changes in operating assets and liabilities:
Accounts receivable	(7,098)	(5,298)
Prepaid expenses and other current assets	(199)	120
Inventories	9,897	2,453
Other assets	125	0
Accounts payable	(52)	(838)
Accrued liabilities and other current liabilities	644	1,020
Due to sponsor	(3,953)	6,156
Deferred revenue	0	(1,715)
Net cash provided by operating activities	22,666	14,826	14,498		64,323	18,788
Investing activities:
Cash paid for acquisition of D&I Silica LLC, net of cash acquired					(94,955)
Capital expenditures for property, plant and equipment	(3,477)	(3,741)	(8,218)		(10,630)	(50,169)
Increase (Decrease) in Restricted Cash						30
Net cash used in investing activities	(3,477)	(3,741)	(8,218)		(105,585)	(50,199)
Financing activities:
Proceeds from issuance of long-term debt	0	38,250			138,250	48,692
Repayment of long-term debt	(13,500)	(33,250)			(33,250)	(5,000)
Affiliate financing, net	0	5,615	4,250		5,615	0
Loan origination costs	0	(2)	(143)		(829)	(1,924)
Distributions paid	(14,726)	(17,598)	(6,479)		(58,414)
Contributions received			4,606			697
Net cash provided by financing activities	(28,226)	(6,985)	2,234		51,372	42,465
Net increase (decrease) in cash	(9,037)	4,100	8,514		10,110	11,054
Cash:
Beginning of period	20,608	10,498	1,984	11,054	10,498	0
End of period	11,571	14,598	10,498	1,984	20,608	11,054
Non-cash investing and financing activities:
Increase (decrease) in accounts payable and accrued liabilities for additions to property, plant and equipment	677	(1,568)
Affiliate debts converted into non-controlling interest	0	0
Cash paid for interest, net of amount capitalized	1,272	255
Successor
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			17,417		60,044
Operating activities:
Net income			17,440		59,770
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and depletion			1,109		6,132
Amortization of intangible assets			0		3,687
Amortization of deferred charges into interest expense			105		463
Management Fee Expense			674		1,424
Accretion of asset retirement obligation			102		228
Loss on replacement of equipment			0		191
Unit based compensation to independent directors			0		100
Income from restricted cash			0		(2)
Interest expense converted into principal			0		0
Changes in operating assets and liabilities:
Accounts receivable			3,391		(10,201)
Prepaid expenses and other current assets			(486)		(250)
Inventories			(2,747)		(4,034)
Other assets			0		(2,234)
Accounts payable			(775)		(4,201)
Accrued liabilities and other current liabilities			584		4,339
Due to sponsor			0		10,352
Deferred revenue			(4,876)		(1,715)
Net cash provided by operating activities			14,498		64,323
Investing activities:
Cash paid for acquisition of D&I Silica LLC, net of cash acquired			0		(94,955)
Capital expenditures for property, plant and equipment			(8,218)		(10,630)
Increase (Decrease) in Restricted Cash			0		0
Net cash used in investing activities			(8,218)		(105,585)
Financing activities:
Proceeds from issuance of long-term debt			0		138,250
Repayment of long-term debt			0		(33,250)
Affiliate financing, net			4,250		5,615
Loan origination costs			(143)		(829)
Distributions paid			(6,479)		(58,414)
Contributions received			4,606		0
Net cash provided by financing activities			2,234		51,372
Net increase (decrease) in cash			8,514		10,110
Cash:
Beginning of period		10,498	1,984		10,498
End of period			10,498		20,608
Non-cash investing and financing activities:
Increase (decrease) in accounts payable and accrued liabilities for additions to property, plant and equipment			4,093		(1,994)
Affiliate debts converted into non-controlling interest			0		38,172
Issuance of common units for acquisition of D&I Silica, LLC			0		37,538
Increase (decrease) in accounts payable for loan origination costs			(56)		0
Non-cash component of capital contribution by sponsor to the Partnership			81,170		0
Non-cash transfer of other assets and deferred charges to property, plant and equipment			0		0
Distribution to a related party			0		0
Contribution from an affiliate			0		0
Increase in property, plant and equipment for asset retirement obligation			0		0
Cash paid for interest, net of amount capitalized			120		3,123
Predecessor
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest				25,020		9,280
Operating activities:
Net income				25,020		9,280
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and depletion				1,089		449
Amortization of intangible assets				0		0
Amortization of deferred charges into interest expense				364		154
Management Fee Expense				0		0
Accretion of asset retirement obligation				16		28
Loss on replacement of equipment				0		0
Unit based compensation to independent directors				0		0
Income from restricted cash				0		0
Interest expense converted into principal				3,083		2,421
Changes in operating assets and liabilities:
Accounts receivable				(8,698)		(4,026)
Prepaid expenses and other current assets				(4,549)		(294)
Inventories				(2,052)		(2,374)
Other assets				0		0
Accounts payable				2,814		3,156
Accrued liabilities and other current liabilities				2,161		816
Due to sponsor				0		0
Deferred revenue				(2,588)		9,178
Net cash provided by operating activities				16,660		18,788
Investing activities:
Cash paid for acquisition of D&I Silica LLC, net of cash acquired				0		0
Capital expenditures for property, plant and equipment				(80,075)		(50,169)
Increase (Decrease) in Restricted Cash				(30)		30
Net cash used in investing activities				(80,045)		(50,199)
Financing activities:
Proceeds from issuance of long-term debt				63,985		48,692
Repayment of long-term debt				(1,250)		(5,000)
Affiliate financing, net				0		0
Loan origination costs				(1,462)		(1,924)
Distributions paid				(225)		0
Contributions received				0		697
Net cash provided by financing activities				61,048		42,465
Net increase (decrease) in cash				(2,337)		11,054
Cash:
Beginning of period				11,054		0
End of period				8,717		11,054
Non-cash investing and financing activities:
Increase (decrease) in accounts payable and accrued liabilities for additions to property, plant and equipment				9,345		1,544
Affiliate debts converted into non-controlling interest				0		0
Issuance of common units for acquisition of D&I Silica, LLC				0		0
Increase (decrease) in accounts payable for loan origination costs				1,238		0
Non-cash component of capital contribution by sponsor to the Partnership				0		0
Non-cash transfer of other assets and deferred charges to property, plant and equipment				0		277
Distribution to a related party				0		(400)
Contribution from an affiliate				0		400
Increase in property, plant and equipment for asset retirement obligation				0		804
Cash paid for interest, net of amount capitalized				$ 90		$ 0